Expense Example - FidelityBlueChipGrowthFund-AMCIZPRO - FidelityBlueChipGrowthFund-AMCIZPRO - Fidelity Blue Chip Growth Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Blue Chip Growth Fund - Class C
Expense Example:
1 year	$ 254
3 years	477
5 years	824
10 years	1,599
Fidelity Advisor Blue Chip Growth Fund - Class M
Expense Example:
1 year	449
3 years	660
5 years	888
10 years	1,543
Fidelity Advisor Blue Chip Growth Fund - Class I
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	640
Fidelity Advisor Blue Chip Growth Fund - Class Z
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	493
Fidelity Advisor Blue Chip Growth Fund - Class A
Expense Example:
1 year	648
3 years	804
5 years	973
10 years	$ 1,463